Offerings	Jan. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, no par value, and one right to receive one-fifth (1/5) of one Class A ordinary share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 57,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,941.00
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”). Includes 750,000 units, consisting of 750,000 Class A ordinary shares and 750,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the Units
Amount Registered | shares	5,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note (1)(a). No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the Units
Amount Registered | shares	5,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note (1)(a). No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Rights included as part of the Units
Amount Registered | shares	1,150,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 11,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,588.16
Offering Note	See Note (1)(a).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares to be issued as Representative Shares
Amount Registered | shares	43,125
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 431,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 59.56
Offering Note	See Note (1)(a). Includes 5,625 Class A ordinary shares which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, no par value, and one right to receive one-fifth (1/5) of one Class A ordinary share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 57,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,941.00
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”). Includes 750,000 units, consisting of 750,000 Class A ordinary shares and 750,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the Units
Amount Registered | shares	5,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note (1)(a). No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the Units
Amount Registered | shares	5,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note (1)(a). No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 9
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Rights included as part of the Units
Amount Registered | shares	575,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 5,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.08
Offering Note	See Note (1)(a).
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Rights included as part of the Units
Amount Registered | shares	575,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 5,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.08
Offering Note	See Note (1)(a).